Restructure Expense (Tables) (Predecessor)	9 Months Ended
Sep. 30, 2013
Predecessor
Schedule of reconciliation of the associated restructure liability
Total
Balance at December 31, 2012	$—
Restructure expense	3,224
Payments for restructure charges	(2,456)
Balance at September 30, 2013	$768